Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) income attributable to Momo Inc.	$ 145,250	$ 13,697	$ (25,415)
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(11,642)	(3,499)	(1,185)
Comprehensive (loss) income attributable to Momo Inc.	$ 133,608	$ 10,198	$ (26,600)